Note 5 - Stockholders' Equity - 10Q (Details Textual)									1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	May 19, 2026 USD ($) $ / shares shares	May 07, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 11, 2026 USD ($) shares	Feb. 17, 2026 USD ($) $ / shares shares	Jan. 09, 2026 shares	Dec. 31, 2025 $ / shares shares	Jan. 16, 2024	Jun. 30, 2026 USD ($) shares	May 30, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares
Stock Issued During Period, Shares, Stock Splits (in shares)						65,548
Common Stock, Capital Shares Reserved for Future Issuance							4,213,178										4,213,178
Stock Issued During Period, Shares, Issued for Services (in shares)									6,751								5,208	268
Stock Issued During Period, Value, Issued for Services | $									$ 15,000					$ 15,000			$ 50,000	$ 37,500
Stock Issued During Period, Shares, Warrant Exercise (in shares)				3,433						1,663,452		9,600
Proceeds from Warrant Exercises | $				$ 4,800						$ 1,975,700		$ 156,000	$ 1,400,000		$ 1,980,524	$ 209	$ 156,209	$ 2,367,133
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares							$ 61.05								$ 1.18			$ 55.39
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance							338,293		331,342					331,342	331,342		338,293
February 2026 Offering Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					865,804
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 2.31
Existing Stock Purchase Warrants [Member] | Certain Existing Warrant Holders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,269,316
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.36
Class of Warrant or Right, Exercised		779,443	634,658
Class of Warrant or Right, Exercised, Weighted Average Exercise Price | $ / shares			$ 1.36
Existing Stock Purchase Warrants [Member] | Certain Existing Warrant Holders [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			1.4103
Existing Stock Purchase Warrants [Member] | Certain Existing Warrant Holders [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 32.75
New Warrants [Member] | Certain Existing Warrant Holders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,558,886
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.65
May 2026 Offering Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,054,054
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.48
February 2026 Offering [Member]
Stock Issued During Period, Shares, New Issues					432,902
Proceeds from Issuance or Sale of Equity | $					$ 885,000
Warrant Exercise Inducement Letters [Member]
Stock Issued During Period, Shares, New Issues			560,658
Common Stock, Capital Shares Reserved for Future Issuance			74,000
Proceeds from (Repurchase of) Equity | $		$ 844,100	$ 762,700
Warrant Exercise Inducement Letters [Member] | Existing Stock Purchase Warrants [Member] | Certain Existing Warrant Holders [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.1877
May 2026 Offering [Member]
Stock Issued During Period, Shares, New Issues	2,027,027
Proceeds from Issuance or Sale of Equity | $	$ 2,709,800
At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues											23,882						100,533	80,487
Proceeds from Issuance of Common Stock | $											$ 71,200						$ 4,100,000	$ 4,900,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio						25		15